Cover	Jul. 25, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2024
Entity Registrant Name	Heartland Financial USA, Inc.
Entity File Number	001-15393
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1405748
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	285-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000920112
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver,
Entity Address, Address Line One	1800 Larimer Street
Noncumulative Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Trading Symbol	HTLFP
Security Exchange Name	NASDAQ
Common Stock, par value $1.00 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ